Total Capital and Net (Loss) Income Per Common Unit - Additional Information - Common Units and Brookfield Transaction Warrants (Details) $ / shares in Units, shares in Millions		1 Months Ended	9 Months Ended
	Sep. 25, 2017 USD ($) day $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2016 USD ($)
Limited Partners' Capital Account [Line Items]
Proceeds from issuance of common units and warrants			$ 640,595,000	$ 124,879,000
Due to affiliates		$ 160,757,000	160,757,000		$ 200,000,000
Contribution of capital from Teekay Corporation (notes 6i and 10)			$ 45,315,000
Exercise price of warrants (usd per share) | $ / shares	$ 0.01
Par value (USD per share) | $ / shares	$ 4.00
Consecutive trading days | day	10
Payment-in-kind distributions (units) | shares			6.4
Total value of common units issued as payment-in-kind distribution			$ 29,800,000
General Partner
Limited Partners' Capital Account [Line Items]
Contribution of capital from Teekay Corporation (notes 6i and 10)			873,000
Total value of common units issued as payment-in-kind distribution			$ 600,000
General partner's interest (percent)			2.00%
Brookfield | Common Units
Limited Partners' Capital Account [Line Items]
Fair value basis of investment		512,600,000	$ 512,600,000
Brookfield | Warrants
Limited Partners' Capital Account [Line Items]
Fair value basis of investment		$ 121,300,000	121,300,000
Subordinated Promissory Notes
Limited Partners' Capital Account [Line Items]
Number of warrants to be issued (in shares) | shares		11.4
Aggregate proceeds from the debt purchase		$ 140,000,000
Debt instrument, face amount						$ 200,000,000.0
Subordinated Promissory Notes | Brookfield Promissory Note
Limited Partners' Capital Account [Line Items]
Due to affiliates	$ 200,000,000	200,000,000	200,000,000
Debt instrument, face amount		200,000,000	200,000,000
Extinguishment of debt			163,600,000
Subordinated Promissory Notes | Teekay Corporation Promissory Note
Limited Partners' Capital Account [Line Items]
Debt instrument, face amount		$ 200,000,000	200,000,000
Extinguishment of debt			$ 160,500,000
Brookfield
Limited Partners' Capital Account [Line Items]
Number of shares to be issued/exchanged | shares	244.0	244.0
Number of warrants to be issued (in shares) | shares	62.4	62.4
Cash consideration	$ 610,000,000	$ 610,000,000
Proceeds from issuance of common units and warrants	$ 637,000,000
Brookfield | Brookfield | Warrants
Limited Partners' Capital Account [Line Items]
Number of warrants (in shares) | shares		51.0	51.0
Teekay Corporation
Limited Partners' Capital Account [Line Items]
Number of shares to be issued/exchanged | shares	12.0	12.0
Number of warrants to be issued (in shares) | shares	3.1	3.1
Cash consideration	$ 30,000,000	$ 30,000,000
Teekay Corporation | Brookfield | Warrants
Limited Partners' Capital Account [Line Items]
Number of warrants (in shares) | shares		14.5	14.5
Teekay Corporation | Subordinated Promissory Notes
Limited Partners' Capital Account [Line Items]
Number of warrants to be issued (in shares) | shares	11.4
Aggregate proceeds from the debt purchase	$ 140,000,000
Common Units and Additional Paid-in Capital | Limited Partners
Limited Partners' Capital Account [Line Items]
Contribution of capital from Teekay Corporation (notes 6i and 10)			$ 44,442,000
Common Units and Additional Paid-in Capital | Brookfield Promissory Note | Limited Partners
Limited Partners' Capital Account [Line Items]
Contribution of capital from Teekay Corporation (notes 6i and 10)			$ 39,500,000